Leases - Lease Deposits and Rents Paid to NLB (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Leases [Line Items]
Lease deposits				¥ 4,229
Rental expenses		¥ 622	[1]	¥ 4,358	[1]

[1]	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.